UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/10

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	80

Form 13F Information Table Value Total:	63,993,746


         Form 13F Information Table
       Moon Capital Management, LLC
        13F CIK Number: 0001410588
              June 30, 2010


<c>NAME OF ISSUER                         <c>TITLE OF CL<c>CUSIP      <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING
FHLB                                    Fixed Income  3133XQCH3       206    200,000           Sole            -        Sole
5.000% Due 03-28-18
FHLMC                                   Fixed Income  3128X9TF7       332    325,000           Sole            -        Sole
5.000% Due 01-19-22
FHLMC, 3%-'11, 3.5%-'12, 4%-'1          Fixed Income  3133F4PP0       479    475,000           Sole            -        Sole
2.500% Due 03-15-18
FHLMC, steps to 3% 7/12, 4% 7/          Fixed Income  3134G1KK9       502    500,000           Sole            -        Sole
2.000% Due 07-14-20
FHLMC, steps to 3.5% 4/12, 4%           Fixed Income  3128X92K5       755    750,000           Sole            -        Sole
3.000% Due 10-06-17
FNMA                                    Fixed Income  31359MGT4       233    225,000           Sole            -        Sole
6.250% Due 02-01-11
FNMA                                    Fixed Income  31359MNU3       675    625,000           Sole            -        Sole
5.250% Due 08-01-12
FNMA                                    Fixed Income  3135A05V7       202    200,000           Sole            -        Sole
5.650% Due 10-05-22
FNMA                                    Fixed Income  3136FJNH0       301    300,000           Sole            -        Sole
4.000% Due 11-05-19
FNMA, Steps 1% annually                 Fixed Income  3136FJXJ5       301    300,000           Sole            -        Sole
2.250% Due 12-23-24
FNMA, steps to 4% 2012, 5% 201          Fixed Income  3136FJP47       601    600,000           Sole            -        Sole
3.250% Due 01-20-17
FNMA, steps to 4% in 2/2012, 6          Fixed Income  3136FJ4P3       511    510,000           Sole            -        Sole
2.000% Due 02-25-20
FNMA, steps to 4% in 5/11, 5%           Fixed Income  3136FHNE1       501    500,000           Sole            -        Sole
3.000% Due 05-20-19
FNMA, steps to 5% in 6/11               Fixed Income  3136FMYE8       301    300,000           Sole            -        Sole
2.000% Due 12-17-18
Beal Bank                               Fixed Income  073714RN9       250    250,000           Sole            -        Sole
0.350% Due 07-07-10
Doral Bank                              Fixed Income  25811LNL9       500    500,000           Sole            -        Sole
0.900% Due 09-07-10
Harris Bank - Steps to 3.5% in          Fixed Income  41456TDV8       251    250,000           Sole            -        Sole
3.000% Due 09-16-19
GMAC                                    Fixed Income  3704A0E73       365    390,000           Sole            -        Sole
8.650% Due 08-15-15
JP Morgan                               Fixed Income  46625HBA7       213    210,000           Sole            -        Sole
4.500% Due 11-15-10
JP Morgan Chase                         Fixed Income  46625HAJ9     2,341    289,000           Sole            -        Sole
6.750% Due 02-01-11
East Point GA                           Fixed Income  274501DN2       220    250,000           Sole            -        Sole
0.000% Due 02-01-13
Knoxville, TN Revenue                   Fixed Income  499746RH0       200    200,000           Sole            -        Sole
4.250% Due 07-01-10
Memphis TN Electric                     Fixed Income  586158KC0       321    315,000           Sole            -        Sole
5.000% Due 12-01-10
Memphis TN Electric                     Fixed Income  586158KW6       231    210,000           Sole            -        Sole
5.000% Due 12-01-12
Metro Nashville                         Fixed Income  5920132G0       261    255,000           Sole            -        Sole
4.500% Due 11-15-12
American Express                        Equities      025816109     2,163     54,485           Sole            -        Sole
AT&T                                    Equities      00206r102       421     17,412           Sole            -        Sole
Baron Asset Fund                        Equities      068278100       560     12,488           Sole            -        Sole
BB and T Corp                           Equities      054937107       413     15,680           Sole            -        Sole
Berkshire Hathaway                      Equities      084670207     2,808     35,240           Sole            -        Sole
Berkshire Hathaway Cl A                 Equities      084670108       240          2           Sole            -        Sole
Boston Scientific Corp                  Equities      101137107     1,834    316,155           Sole            -        Sole
Cemex                                   Equities      151290889     1,251    129,330           Sole            -        Sole
Coca-Cola                               Equities      19126100        219      4,377           Sole            -        Sole
Columbia Acorn Fund Class Z             Equities      197199409       498     24,778           Sole            -        Sole
Columbia Acorn Select Fund Z            Equities      197199854       226     10,137           Sole            -        Sole
Comcast                                 Equities      20030n101     2,303    132,582           Sole            -        Sole
ConocoPhillips                          Equities      20825c104     1,616     32,913           Sole            -        Sole
CyberSource Corporation                 Equities      23251J106       546     21,400           Sole            -        Sole
Dell, Inc.                              Equities      24702r101     2,007    166,450           Sole            -        Sole
Exxon Mobil Corp.                       Equities      30231g102       575     10,069           Sole            -        Sole
General Electric                        Equities      369604103     2,124    147,270           Sole            -        Sole
Heartland Value Fund                    Equities      422352831       409     11,765           Sole            -        Sole
Heartland Value Fund                    Equities      422359109       231      6,639           Sole            -        Sole
Hudson City Bancorp Inc                 Equities      443683107     1,256    102,495           Sole            -        Sole
iPath DJ AIG Natural Gas TR Su          Equities      06739H644     1,670    159,040           Sole            -        Sole
Johnson & Johnson                       Equities      478160104     2,689     45,535           Sole            -        Sole
JP Morgan & Co                          Equities      46625h100     1,893     51,704           Sole            -        Sole
Legg Mason Inc.                         Equities      524901105     1,211     43,205           Sole            -        Sole
Legg Mason Value Trust                  Equities      524659109       258      6,863           Sole            -        Sole
Lockheed Martin                         Equities      539830109       241      3,232           Sole            -        Sole
Longleaf Partners Fund                  Equities      543069405       581     24,524           Sole            -        Sole
Microsoft                               Equities      594918104     1,869     81,244           Sole            -        Sole
NB Partners Fund Inv Class              Equities      641224787       243     11,166           Sole            -        Sole
Oakmark International                   Equities      413838202       271     17,075           Sole            -        Sole
Olstein All Cap Value Fund              Equities      681383204       437     38,155           Sole            -        Sole
Oppenheimer Amt Free Munis              Equities      683977102       218     34,281           Sole            -        Sole
Oppenheimer Rochester Nat Muni          Equities      683940308       385     54,294           Sole            -        Sole
Pepsico Inc                             Equities      713448108       392      6,434           Sole            -        Sole
Pfizer Inc.                             Equities      717081103     1,536    107,721           Sole            -        Sole
Plum Creek Timber Co. REIT              Equities      729251108     1,172     33,945           Sole            -        Sole
Procter & Gamble                        Equities      742718109     2,443     40,727           Sole            -        Sole
ProShares UltraShort Barclays           Equities      74347r297     1,191     33,575           Sole            -        Sole
S&P 500 Depository Receipt              Equities      78462f103       201      1,950           Sole            -        Sole
Schwab S&P 500 Index Fund               Equities      808509855       447     27,639           Sole            -        Sole
Southern Co.                            Equities      842587107       367     11,026           Sole            -        Sole
Southwestern Energy Co.                 Equities      845467109       386     10,000           Sole            -        Sole
SPDR Gold Shares                        Equities      78463v107       296      2,430           Sole            -        Sole
Swiss Reinsurance                       Equities      H84046137     2,091     50,435           Sole            -        Sole
Third Avenue Value Fund                 Equities      884116104     1,147     27,367           Sole            -        Sole
UnitedHealth Group                      Equities      91324p102     2,136     75,195           Sole            -        Sole
Vanguard Long-Term Tax-Exempt           Equities      922907308       311     28,179           Sole            -        Sole
Vanguard PrimeCap Fund                  Equities      921936100       266      4,997           Sole            -        Sole
Vanguard Wellesley Income Fund          Equities      921938106       230      4,985           Sole            -        Sole
Vanguard Windsor II Fund                Equities      922018205       229     10,688           Sole            -        Sole
VCA Antech Inc                          Equities      918194101       245      9,880           Sole            -        Sole
Verizon Communications                  Equities      92343v104     1,047     37,352           Sole            -        Sole
Wal-Mart Stores                         Equities      931142103     2,023     42,091           Sole            -        Sole
Weitz Value Portfolio                   Equities      94904p203       889     37,321           Sole            -        Sole
Wells Fargo                             Equities      949746101       232      9,071           Sole            -        Sole